Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) (10-K 2018) - USD ($)	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and welfare payable	$ 56,040		$ 107,284		$ 16,221
VAT and other taxes payable	(2,460)		25,728		1,379
Others	57,230	[1]	32,655	[1]	2,296	[2]
Accounts payable, other payables and accruals	$ 119,355		$ 227,565		$ 19,896

[1]	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.
[2]	Others primarily include miscellaneous expenses payable.